Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

FIRST US BANCSHARES, INC.

401(k) PLAN

Schedule H, Line 4i

Schedule of Assets (Held at End of Year)

(Plan Number 001)

(Employer Identification Number 63-0318800)

DECEMBER 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment, including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Value
	Cash	Interest-bearing cash	**	$746
*	FUSB Common Stock	Stock; 101,428 shares	**	1,416,949
	Galliard Stable Value	Common collective trust fund; 29,750 shares	**	1,885,143
	Fidelity US Bond Index	Mutual funds; 591 shares	**	6,238
	Fidelity 500 Index	Mutual funds; 4,219 shares	**	1,003,048
	JPMorgan Large Cap Growth	Mutual funds; 1,156 shares	**	99,957
	Fidelity Extended Markets Ind	Mutual funds; 813 shares	**	81,841
	Allspring Sp Small Cap Value	Mutual funds; 653 shares	**	23,638
	Principal Small Cap Growth	Mutual funds; 4,162 shares	**	64,099
	Fidelity Total Intnl Ind	Mutual funds; 5,757 shares	**	99,716
	Great Gray Trust EuroPacific Growth	Collective investment funds 19 shares	**	304
	MFS Large Cap	Collective investment funds 3,816 shares	**	53,135
	MFS Mid Cap Value	Collective investment funds 7,886 shares	**	137,877
	MFS Mid Cap Growth	Collective investment funds 1,488 shares	**	34,220
	T Rowe Price Retirement 2005	Collective investment funds 1,382 shares	**	32,647
	T Rowe Price Retirement 2010	Collective investment funds 1,767 shares	**	44,728
	T Rowe Price Retirement 2015	Collective investment funds 32,421 shares	**	899,674
	T Rowe Price Retirement 2020	Collective investment funds; 8,694 shares	**	263,243
	T Rowe Price Retirement 2025	Collective investment funds; 114,170 shares	**	3,793,878
	T Rowe Price Retirement 2030	Collective investment funds; 94,356 shares	**	3,463,794
	T Rowe Price Retirement 2035	Collective investment funds; 29,091 shares	**	1,171,210
	T Rowe Price Retirement 2040	Collective investment funds; 52,447 shares	**	2,266,241
	T Rowe Price Retirement 2045	Collective investment funds; 36,906 shares	**	1,661,158
	T Rowe Price Retirement 2050	Collective investment funds; 22,004 shares	**	996,982
	T Rowe Price Retirement 2055	Collective investment funds; 40,229 shares	**	1,823,183
	T Rowe Price Retirement 2060	Collective investment funds; 5,749 shares	**	166,942
	T Rowe Price Retirement 2065	Collective investment funds; 2,330 shares	**	42,035
				$21,532,626

*	Party-in-interest (see Note 4).
**	Cost not required; funds are participant directed.

See report of independent registered public accounting firm.